Cash and cash equivalents (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Cash and cash equivalents
Short term deposit	€ 4,010	€ 36
Current accounts	12,594	17,852
Total cash and cash equivalents	€ 16,604	€ 17,888	€ 75,602	€ 135,509